As filed with the Securities and Exchange Commission on November 2, 2005
                                     Investment Company Act file number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       FLORIDA DAILY MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
FLORIDA                                   600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND
================================================================================


Dear Shareholder:


We are pleased to present the annual report of Florida Daily Municipal Income Fund (the "Fund") for the year ended August 31, 2005.

The Fund had net assets of $117,131,192 and 1,787 active shareholders as of August 31, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,

/s/signature






Steven W. Duff
President

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED AUGUST 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005 through August 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------------------------
                                        Beginning Account Value    Ending Account Value     Expenses Paid During the
            Class A Shares                      3/01/05                  8/31/05                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00                $1,007.00                     $5.01
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00                $1,020.21                     $5.04
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
            Class B Shares              Beginning Account Value    Ending Account Value     Expenses Paid During the
                                                3/01/05                  8/31/05                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00                $1,008.40                     $3.59
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00                $1,021.63                     $3.62
  expenses)
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.99% and 0.71% for the Class A and Class B Shares, respectively, multiplied by the average account value over the period (March 1, 2005 through August 31, 2005), multiplied by 184/365 (to reflect the six month period).

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Put  Bond (b) (1.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,520,000   Orange County, FL IDA (Orlando Hawaiian Motel Company) (c)
               LOC US Bank N.A.                                                 10/01/05    2.60%  $  1,520,000
------------                                                                                       ------------
   1,520,000   Total Put Bond                                                                         1,520,000
------------                                                                                       ------------
Tax Exempt Commercial Paper (19.12%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,500,000   Jacksonville, FL Electric Authority (Electric System) - Series A 10/12/05    2.45%  $  5,500,000     VMIG-1      A1+
   8,000,000   Jacksonville, FL HEFA HRB - Series 2003B
               LOC Bank of America                                              09/07/05    2.68      8,000,000       P1        A1+
   3,200,000   Palm Beach County, FL Health Facilities Authorities
               (Pooled Hospital Loan Program) - Series 1985
               LOC SunTrust Bank                                                10/13/05    2.67      3,200,000     VMIG-1      A1+
     500,000   Sarasota County, FL Public Hospital District HRB
               (Sarasota Memorial Hospital Project) - Series C
               LOC Wachovia Bank & Trust Company, N.A.                          10/05/05    2.52        500,000     VMIG-1      A1+
   1,500,000   Sunshine State Governmental Financing Commission RN
               (Governmental Financing Program) - Series F                      09/07/05    2.45      1,500,000       P1        A1+
   1,200,000   Sunshine State Governmental Financing Commission RN
               (Miami-Dade County Program) - Series G                           10/06/05    2.60      1,200,000                 A1+
   2,500,000   Sunshine State Governmental Financing Commission RN
               (City of Orlando Program) - Series H                             10/12/05    2.60      2,500,000                 A1+
------------                                                                                       ------------
  22,400,000   Total Tax Exempt Commercial Paper                                                     22,400,000
------------                                                                                       ------------
Tax Exempt General Obligation Notes & Bonds (4.32%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,140,000   City of Cape Coral, FL Utility Improvement Assessment Bonds
               (Southwest 2 Area) - Series 2005 (c)
               Insured by MBIA Insurance Corp.                                  07/01/06    3.50%$    1,147,880
   1,910,000   Clark County, OH BAN (North Ridge Water) (c)                     06/20/06    2.90      1,913,117
   2,000,000   Wyandotte County, Kansas City, KS Municipal Temporary Notes
               - Series 2004 VIII (c)                                           11/01/05    1.95      2,002,606
------------                                                                                       ------------
   5,050,000   Total Tax Exempt General Obligation Notes & Bonds                                      5,063,603
------------                                                                                       ------------
Variable Rate Demand Instruments (d) (74.68%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Alachua County, FL IDRB (Florida Rock Industries, Inc. Project)
               LOC Bank of America                                              11/01/22    2.55%  $  1,000,000                 A1+
   5,000,000   City of Lakeland, FL Energy System RB - Series 2001A             10/01/35    2.38      5,000,000     VMIG-1      A1+
     700,000   City of Pulaski and Giles, TN IDRB
               (Martin Methodist College Project)  - Series 2004
               LOC Amsouth Bank, N.A.                                           01/01/24    2.61        700,000     VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d)(Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,200,000   Collier County, FL IDA Health Facilities RB
               (NCH Healthcare Systems, Inc.) - Series C-2002
               LOC Fifth Third Bank                                             11/01/22    2.49%  $  3,200,000                 A1+
   3,000,000   Dade County, FL RB (Water & Sewer System) - Series 1994
               Insured by FGIC                                                  10/05/22    2.34      3,000,000     VMIG-1      A1+
   2,000,000   Florida ABN AMRO Munitops Certificate Trust
               Insured by AMBAC Indemnity Corp.                                 06/01/12    2.40      2,000,000     VMIG-1
   1,500,000   Florida Gulf Coast University Financing Corporation
               Capital Improvement RB - Series 2003                             12/01/33    2.50      1,500,000     VMIG-1
     900,000   Florida HFA (Heron Park Project) - Series 1996U
               Guaranteed by Federal National Mortgage Association              12/01/29    2.38        900,000     VMIG-1
     900,000   Florida HFA (Timberland Apartments)
               Collateralized by Federal National Mortgage Association          10/15/32    2.42        900,000                 A1+
   1,125,000   Florida HFA MHRB (Banyon Bay Apartments Project) 1995 Series L
               Collateralized by Federal National Mortgage Association          12/01/25    2.38      1,125,000     VMIG-1
   1,900,000   Florida HFA MHRB (Huntington) - Series GGG
               Guaranteed by Federal Home Loan Mortgage Corporation             12/01/13    2.36      1,900,000                 A1+
   5,200,000   Florida HFA MHRB (Town of Colony) - Series EE
               LOC Credit Suisse First Boston                                   09/01/08    2.41      5,200,000                 A1+
     470,000   Florida HFA P-Floats - Series PT-88                              01/01/15    2.57        470,000                 A1+
   3,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
               Guaranteed by Federal Home Loan Mortgage Corporation             07/01/31    2.50      3,375,000                 A1+
   2,760,000   Florida HFC MHRB (Heather Glenn Apartments) - Series H
               LOC Amsouth Bank, N.A.                                           06/15/36    2.51      2,760,000     VMIG-1
   2,130,000   Florida Ocean Highway and Port Authority RB - Series 1990
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/20    2.45      2,130,000     VMIG-1      A1+
   1,000,000   Florida State Board of Education,
               Public Education Capital Outlay Refunding Bonds - Series E (c)   06/01/27    2.53      1,000,000
   2,000,000   Florida State Board of Education,
               Public Education Capital Outlay Refunding Bonds - Series D       06/01/21    2.53      2,000,000                 A1+
   3,875,000   Florida State Board of Education,
               Public Education Capital Outlay Refunding Bonds - Series 2004    06/01/08    2.53      3,875,000                 A1+
   3,097,500   Florida State Department of Transportation - Series 2004 - 898   07/01/11    2.52      3,097,500     VMIG-1
   1,600,000   Gainesville, FL IDRB
               (Heat-Pipe Technology, Inc. Project) - Series 1998 (c)
               LOC Amsouth Bank, N.A.                                           05/01/18    2.54      1,600,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)     Moody's & Poor's
    ------                                                                        ----      -----       ------      ------- --------
Variable Rate Demand Instruments (d)(Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,200,000  Greater Orlando Aviation Authority - Series E
              Insured by FSA                                                    10/01/21    2.42%   $  3,200,000     VMIG-1    A1+
      85,000  Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    2.50          85,000     VMIG-1    A1+
     435,000  Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    2.50         435,000     VMIG-1    A1+
   2,000,000  Illinois Finance Authority (North Park University Project) - Series 2005
              LOC JPMorgan Chase & Co.                                          07/01/35    2.40       2,000,000               A1+
   2,100,000  Jacksonville, FL EDC (Special Facilities) - Series B (c)
              LOC Mellon Bank N.A.                                              05/01/35    2.55       2,100,000
   3,700,000  Jacksonville, FL Electric Authority RB (District Energy System)
              LOC State Street Bank & Trust Company                             10/01/34    2.50       3,700,000     VMIG-1
   1,770,000  Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  04/01/09    2.26       1,770,000               A1+
   3,000,000  Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                   10/01/12    2.53       3,000,000     VMIG-1
   2,600,000  Manatee County, FL HFA MHRB
              (Hampton Court Project) - Series 1989A
              LOC Wachovia Bank & Trust Co., N.A.                               06/01/07    2.49       2,600,000               A1
   3,000,000  Marion County, FL IDA RB (c)
              LOC SunTrust Bank                                                 02/01/25    2.51       3,000,000
   1,250,000  Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (c)
              LOC Comerica Bank                                                 11/01/15    2.71       1,250,000
   1,500,000  Marion County, FL IDA MHRB (Chambrel Project)
              Guaranteed by Federal National Mortgage Association               11/15/32    2.50       1,500,000               A1
   7,800,000  Miami-Dade County, FL IDA (Professional Modification Service Project)
              LOC HSBC Bank US                                                  08/01/18    2.42       7,800,000               A1
   1,000,000  Miami-Dade County, FL IDA (Florida Power and Light Co. Project)   02/01/23    2.33       1,000,000     VMIG-1
   1,600,000  Ocean Highway & Port Authority, FL RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/20    2.45       1,600,000     VMIG-1    A1+
   2,000,000  Pinellas County, FL HFA (St. Mark's Village Project)
              LOC Bank of America                                               03/01/17    2.50       2,000,000               A1+
     500,000  Puerto Rico Commonwealth Infrastructure Financing Authority       04/01/27    2.50         500,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)     Moody's & Poor's
    ------                                                                        ----      -----       ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  State of Florida
              Insured by FGIC                                                   07/01/16    2.53%   $  1,000,000               A1+
   2,200,000  Tallahassee, FL Industrial Development RB
              (Rose Printing Company, Inc. Project) - Series 2000A (c)
              LOC Branch Bank & Trust                                           10/01/15    2.62       2,200,000
------------                                                                                        ------------
  87,472,500  Total Variable Rate Demand Instruments                                                  87,472,500
------------                                                                                        ------------
              Total Investments (99.42%) (Cost $116,456,103+)                                        116,456,103
              Cash and Other Assets, Net of Liabilities (0.58%)                                          675,089
                                                                                                    ------------
              Net Assets (100%)                                                                     $117,131,192
                                                                                                    ============

              +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Variable rate demand instruments are assigned their own ratings; the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN    =   Bond Anticipation Note                          HRB    =   Hospital Revenue Bond
     EDC    =   Economic Development Corporation                IDA    =   Industrial Development Authority
     FGIC   =   Financial Guaranty Insurance Company            IDRB   =   Industrial Development Revenue Bond
     FSA    =   Financial Security Assurance                    LOC    =   Letter of Credit
     HEFA   =   Health and Education Facilities Authority       MHRB   =   Multi-Family Housing Revenue Bond
     HFA    =   Housing Finance Authority                       RB     =   Revenue Bond
     HFC    =   Housing Finance Commission                      RN     =   Revenue Notes

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
AUGUST 31, 2005
================================================================================

------------------------- ---------------------------- -------------------------

         States                      Value                  % of Portfolio
------------------------- -------------------------- ---------------------------
Florida                         $  107,570,380                   92.37%
Illinois                             2,000,000                    1.72
Kansas                               2,002,606                    1.72
Ohio                                 1,913,117                    1.64
Puerto Rico                            500,000                    0.43
Tennessee                              700,000                    0.60
Other Territories                    1,770,000                    1.52
------------------------- -------------------------- ---------------------------
Total                           $  116,456,103                  100.00%
------------------------- -------------------------- ---------------------------



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1)....................................    $   116,456,103
  Cash.....................................................................................            427,036
  Accrued interest receivable..............................................................            444,587
  Prepaid Expenses.........................................................................              4,635
  Other receivable.........................................................................                238
                                                                                               ---------------
       Total assets........................................................................        117,332,599
                                                                                               ---------------

LIABILITIES
  Payable to affiliates*...................................................................             53,156
  Accrued expenses.........................................................................             74,919
  Dividends payable........................................................................             73,332
                                                                                               ---------------
       Total liabilities...................................................................            201,407
                                                                                               ---------------
  Net assets...............................................................................    $   117,131,192
                                                                                               ===============

SOURCE OF NET ASSETS:
  Net capital paid in on shares of beneficial interest (Note 3)............................    $   117,131,192
                                                                                               ---------------
  Net assets...............................................................................    $   117,131,192
                                                                                               ===============
  Net asset value, per share:
  Class A shares,
     ($72,975,088 applicable to 72,975,088 shares outstanding) (Note 3)....................             $ 1.00
                                                                                                        ======
  Class B shares,
     ($44,156,104 applicable to 44,156,104 shares outstanding) (Note 3)....................             $ 1.00
                                                                                                        ======


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2005
================================================================================

INVESTMENT INCOME
Income:

   Interest.................................................................... $      2,542,463
                                                                                ----------------
Expenses: (Note 2)
   Investment management fee...................................................          507,367
   Administration fee..........................................................          266,368
   Shareholder servicing fee (Class A).........................................          189,829
   Custodian expenses..........................................................            8,703
   Shareholder servicing and related shareholder expenses+.....................          105,566
   Legal, compliance and filing fees...........................................          108,459
   Audit and accounting........................................................          103,527
   Trustees' fees and expenses.................................................           10,106
   Other.......................................................................            8,005
                                                                                ----------------
      Total expenses...........................................................        1,307,930
      Less: Expenses paid indirectly...........................................           (3,073)
             Fees waived ......................................................         (202,947)
                                                                                ----------------
      Net expenses.............................................................        1,101,910
                                                                                ----------------
Net investment income..........................................................        1,440,553

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...............................................            1,072
                                                                                ----------------
Increase in net assets from operations......................................... $      1,441,625
                                                                                ================

+  Includes class specific transfer agency expenses of $61,547 and $22,909 for Class A and Class B shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2005 AND 2004
================================================================================

                                                                              2005                      2004
                                                                       -----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income........................................     $       1,440,553         $          256,663
     Net realized gain (loss) on investments......................                 1,072                    -0-
                                                                       -----------------         ------------------
Increase in net assets from operations............................             1,441,625                    256,663
Dividends to shareholders from net investment income*:
     Class A......................................................              (792,145)                   (68,580)
     Class B......................................................              (648,408)                  (188,083)
Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                    (513)                   -0-
     Class B shares.............................................                    (313)                   -0-
Transactions in shares of beneficial interest (Note 3):
     Class A......................................................             9,209,121                  4,771,896
     Class B......................................................            (4,923,756)                (8,233,448)
                                                                       -----------------         ------------------
         Total increase (decrease)................................             4,285,611                 (3,461,552)
Net assets:
     Beginning of year............................................           112,845,581                116,307,133
                                                                       -----------------         ------------------
     End of year..................................................     $     117,131,192         $      112,845,581
                                                                       =================         ==================
Undistributed net investment income...............................     $         -0-             $          -0-
                                                                       =================         ==================


* Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.


For the year ended August 31, 2005 the Manager voluntarily waived the following fees:

Administration fees....................................     $ 202,947
                                                            =========
The Manager has no right to recoup prior fees waived.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended (there are five scheduled Board meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Trustees who are unaffiliated with the Manager will receive from the Fund $1,000 per annum, plus a fee of $300 for each Board of Trustees Meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $63,693 paid to Reich & Tang Services, Inc., ("the Transfer Agent), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the year ended August 31, 2005 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

For the year ended August 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses.....................................     $   2,785
Shareholder servicing and related shareholder expenses.           288
                                                            ---------
    Total...............................................    $   3,073
                                                            =========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

3. Transactions in Shares of Beneficial Interest
At August 31, 2005 an unlimited number of shares of beneficial interest ($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                                           Year Ended                        Year Ended
     Class A                                             August 31, 2005                  August 31, 2004
     -------                                             ---------------                  ---------------
     Sold............................................        362,101,588                      254,197,969
     Issued on reinvestment of dividends.............            763,771                           63,818
     Redeemed........................................       (353,656,238)                    (249,489,891)
                                                         ---------------                  ---------------
     Net increase (decrease).........................          9,209,121                        4,771,896
                                                         ===============                  ===============

                                                           Year Ended                        Year Ended
     Class B                                             August 31, 2005                  August 31, 2004
     -------                                             ---------------                  ---------------
     Sold............................................        191,438,028                      190,912,621
     Issued on reinvestment of dividends.............             79,636                           30,018
     Redeemed........................................       (196,441,420)                    (199,176,087)
                                                         ---------------                  ---------------
     Net increase (decrease).........................         (4,923,756)                      (8,233,448)
                                                         ===============                  ===============

4. Tax Information
The tax character of all distributions paid during the years ended August 31, 2005 and 2004 were as follows:

                                                              2005                              2004
                                                         ---------------                  ---------------
     Ordinary income.................................                826                              -0-
     Tax-exempt income...............................          1,440,553                          256,663

During the year ended August 31, 2005, the Fund utilized $246 of its carry forward loss.
At August 31, 2005, the Fund had no distributable earnings.

5. Concentration of Credit Risk
The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 72% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights

                                                                         Year Ended August 31,
                                                  ----------------------------------------------------------------------
Class A                                              2005           2004           2003           2002           2001
-------                                           ----------     ----------     ----------     ----------     ----------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                  ----------     ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income.....................         0.010          0.001          0.003          0.008          0.027
   Net realized and unrealized gain (loss)
     on investments..........................         0.000           --             --             --             --
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations.............         0.010          0.001          0.003          0.008          0.027
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions from:
   Dividends from net investment income......        (0.010)        (0.001)        (0.003)        (0.008)        (0.027)
   Net realized gains on investments.........        (0.000)          --             --             --             --
                                                  ----------     ----------     ----------     ----------     ----------
   Total distributions.......................        (0.010)        (0.001)        (0.003)        (0.008)        (0.027)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of year.................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                  ==========     ==========     ==========     ==========     ==========
Total Return.................................         1.02%          0.12%          0.31%          0.81%          2.78%
Ratios/Supplemental Data
Net assets, end of year (000s)...............     $  72,975      $  63,766      $  58,994      $  47,664      $  47,703
Ratios to average net assets:
   Expenses(a) (Net of fees waived)..........        0.99%           0.95%          0.93%          0.90%          0.84%
   Net investment income.....................        1.04%           0.12%          0.29%          0.79%          2.79%
   Management and administration fees waived.        0.16%           0.16%          0.17%          0.26%          0.21%
   Shareholder servicing fees waived.........         --             0.01%          0.02%           --             --
   Expenses paid indirectly..................        0.00%           0.00%          0.00%          0.00%          0.00%


(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

6. Financial Highlights (Continued)

                                                                      Year Ended August 31,
                                                  ----------------------------------------------------------------------
Class B                                              2005           2004           2003           2002           2001
-------                                           ----------     ----------     ----------     ----------     ----------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                  ----------     ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income.....................         0.013          0.004          0.006          0.011          0.030
   Net realized and unrealized gain (loss)
     on investments..........................         0.000           --             --             --             --
                                                  ----------     ----------     ----------     ----------     ----------
   Total from investment operations..........         0.013          0.004          0.006          0.011          0.030
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income......        (0.013)        (0.004)        (0.006)        (0.011)        (0.030)
   Net realized gains on investments.........        (0.000)          --             --             --             --
                                                  ----------     ----------     ----------     ----------     ----------
   Total distributions.......................        (0.013)        (0.004)        (0.006)        (0.011)        (0.030)
                                                  ----------     ----------     ----------     ----------     ----------
Net asset value, end of year.................     $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                  ==========     ==========     ==========     ==========     ==========
Total Return.................................         1.31%          0.37%          0.55%          1.08%          3.07%
Ratios/Supplemental Data
Net assets, end of year (000s)...............     $  44,156      $  49,080      $  57,313      $  54,525      $  43,157
Ratios to average net assets:

   Expenses(a) (Net of fees waived)..........         0.70%          0.69%          0.69%          0.63%          0.57%
   Net investment income.....................         1.27%          0.37%          0.57%          1.06%          2.95%
   Management and administration fees waived.         0.16%          0.16%          0.17%          0.26%          0.21%
   Expenses paid indirectly..................         0.00%          0.00%          0.00%          0.00%          0.00%


(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 20, 2005











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On July 21, 2005, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, Trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees and Fund counsel. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2) The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund, both on an absolute basis and as compared to various peer group categories for the one-, three- and five-year periods ended May 31, 2005. The peer group categories included: (i) an asset-based peer group of Florida tax free money market funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

Florida tax free (i.e., otherfunds that are similar in asset size to the Fund); and (ii) a competitors class peer group for each class of the Fund, representing other Florida tax free funds that are considered to be competitors of the Fund with similar distribution channels (the "competitors peer group"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Trustees used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fee, the Trustees considered a number of factors. The Trustees compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Trustees also considered comparative total fund expenses of the Fund and the Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Trustees also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's combined fees (management and administrative) were reasonable when compared to the combined fees of the asset-based and competitors' peer groups. The Board further observed that the total expense ratio of each class of the Fund was satisfactory when compared to the expense ratio of the funds in the competitors' peer groups. The Trustees also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund's. The Trustees concluded that the level of the management fee was reasonable in light of these factors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.


     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Trustees determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)   Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                   Trustees and Officers Information
                                                          August 31, 2005(1)
-------------------------------------------------------------------------------------------------------------------------------
 Name, Address(2),    Position(s)     Term of            Principal Occupation(s)                  Number of           Other
      and Age         Held with        Office                  During Past                      Portfolios in     Directorships
                         Fund        and Length                  5 Years                         Fund Complex        held by
                                       of Time                                               Overseen by Trustee     Trustee
                                      Served(3)
-------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees:
-------------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,    Trustee     Since 1994    Professor Emeritus of Business           Director/Trustee of         N/A
Age 74                                            Administration in the Graduate School    eleven portfolios
                                                  of Management, Rutgers University
                                                  with which he has been associated
                                                  since 1966.
--------------------  -----------  -------------  ---------------------------------------  ---------------------  -------------
Robert Straniere,       Trustee     Since 1994    Owner, Straniere Law Firm since 1980,    Director/Trustee of      WPG Funds
Esq.                                              NYS Assemblyman from 1981 to 2004 and    eleven portfolios          Group
Age 64                                            counsel at Fisher, Fisher & Berger
                                                  since 1995.
--------------------  -----------  -------------  ---------------------------------------  ---------------------  -------------
Dr. Yung Wong,          Trustee     Since 1994    Managing Director of Abacus Associates,  Director/Trustee of         N/A
Age 66                                            an investment firm, since 1996.          eleven portfolios
-------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers:
-------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,(4)     President    Since 1994    Manager and President of Reich & Tang    Director/Trustee           None
Age 51                   and                      Asset Management, LLC ("RTAM, LLC"),     and/or Officer of
                        Trustee                   a registered Investment Advisor and      sixteen portfolios
                                                  President of the Mutual Funds
                                                  Division of RTAM, LLC.  Associated
                                                  with RTAM, LLC since 1994.  Mr. Duff
                                                  is also President and Director/
                                                  Trustee of eight other funds in the
                                                  Reich & Tang Fund Complex, Director
                                                  of Pax World Money Market Fund, Inc.,
                                                  Principal Executive Officer of
                                                  Delafield Fund, Inc. and President
                                                  and Chief Executive Officer of Tax
                                                  Exempt Proceeds Fund, Inc. Mr. Duff
                                                  also serves as a Director of Reich &
                                                  Tang Services, Inc. and Reich & Tang
                                                  Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

                                             Trustees and Officers Information (continued)
                                                          August 31, 2005(1)
-------------------------------------------------------------------------------------------------------------------------------
 Name, Address(2),    Position(s)     Term of            Principal Occupation(s)                  Number of           Other
      and Age         Held with        Office                  During Past                      Portfolios in     Directorships
                         Fund        and Length                  5 Years                         Fund Complex        held by
                                       of Time                                               Overseen by Trustee     Trustee
                                      Served(3)
-------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers (Continued):
-------------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,      Vice       Since 2005    Executive Vice President and CFO of               N/A                N/A
Age 48                 President                  RTAM LLC.  Associated with RTAM, LLC
                                                  since 1990.  Mr. De Sanctis is Vice
                       Treasurer   1994 to 2004   President of ten other funds in the
                          and                     Reich & Tang Fund Complex, Vice
                       Assistant                  President and Assistant Secretary of
                       Secretary                  Cortland Trust, Inc. and serves as
                                                  Executive Vice President and Chief
                                                  Financial Officer of Reich & Tang
                                                  Services, Inc. and Reich & Tang
                                                  Distributors, Inc. Prior to December
                                                  2004, Mr. De Sanctis was Treasurer
                                                  and Assistant Secretary of eleven
                                                  funds in the Reich & Tang Fund
                                                  Complex and Vice President, Treasurer
                                                  and Assistant Secretary of Cortland
                                                  Trust, Inc.
--------------------  -----------  -------------  ---------------------------------------  ---------------------  -------------
Molly Flewharty,         Vice       Since 1995    Senior Vice President of RTAM, LLC.               N/A                N/A
Age 54                 President                  Associated with RTAM, LLC since 1977.
                                                  Ms. Flewharty is also Vice President of
                                                  eleven other funds in the Reich & Tang
                                                  Fund Complex. Ms. Flewharty also serves
                                                  as Senior Vice President of Reich & Tang
                                                  Distributors, Inc.
--------------------  -----------  -------------  ---------------------------------------  ---------------------  -------------
Rosanne Holtzer,         Chief      Since 2004    Senior Vice President, Compliance                 N/A                N/A
Age 41                Compliance                  Officer and Assistant Secretary of
                        Officer                   RTAM, LLC.  Associated with RTAM, LLC
                                                  since 1986. Ms. Holtzer is also Chief
                       Secretary    Since 2001    Compliance Officer, Secretary and
                                                  Assistant Treasurer of eleven other
                       Assistant    Since 1998    funds in the Reich & Tang Fund Complex.
                       Treasurer                  Ms. Holtzer also serves as Senior Vice
                                                  President, Assistant Secretary &
                                                  Compliance Officer of Reich & Tang
                                                  Distributors, Inc. and Senior Vice
                                                  President, Assistant Secretary & Chief
                                                  Compliance Officer of Reich & Tang
                                                  Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                             Trustees and Officers Information (continued)
                                                          August 31, 2005(1)

-------------------------------------------------------------------------------------------------------------------------------
 Name, Address(2),    Position(s)     Term of            Principal Occupation(s)                  Number of           Other
      and Age         Held with        Office                  During Past                      Portfolios in     Directorships
                         Fund        and Length                  5 Years                         Fund Complex        held by
                                       of Time                                               Overseen by Trustee     Trustee
                                      Served(3)
-------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers (Continued):
-------------------------------------------------------------------------------------------------------------------------------
Michael Lydon,           Vice       Since 2005    Executive Vice President and Chief                N/A                N/A
Age 42                 President                  Operations Officer of RTAM, LLC.
                                                  Associated with RTAM, LLC since
                                                  January 2005.  Mr. Lydon was Vice
                                                  President at Automatic Data Processing
                                                  from July 2000 to December 2004.
                                                  Prior to July 2000, Mr. Lydon was
                                                  Executive Vice President and Chief
                                                  Information Officer of RTAM, LLC.
                                                  Mr. Lydon is also Vice President of
                                                  eleven other funds in the Reich & Tang
                                                  Fund Complex.  Mr. Lydon also serves
                                                  as Executive Vice President and Chief
                                                  Operations Officer for Reich & Tang
                                                  Distributors, Inc. and Reich & Tang
                                                  Services, Inc.
--------------------  -----------  -------------  ---------------------------------------  ---------------------  -------------
Dana E. Messina,         Vice       Since 1995    Executive Vice President of RTAM, LLC.            N/A               N/A
Age 48                 President                  Associated with RTAM, LLC since 1980.
                                                  Ms. Messina is also Vice President of
                                                  eight other funds in the Reich & Tang
                                                  Fund Complex. Ms. Messina also serves
                                                  as Executive Vice President of Reich &
                                                  Tang Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

                                             Trustees and Officers Information (continued)
                                                          August 31, 2005(1)
-------------------------------------------------------------------------------------------------------------------------------
 Name, Address(2),    Position(s)     Term of            Principal Occupation(s)                  Number of           Other
      and Age         Held with        Office                  During Past                      Portfolios in     Directorships
                         Fund        and Length                  5 Years                         Fund Complex        held by
                                       of Time                                               Overseen by Trustee     Trustee
                                      Served(3)
-------------------------------------------------------------------------------------------------------------------------------
Interested Trustees/Officers (Continued):
-------------------------------------------------------------------------------------------------------------------------------
Anthony Pace,          Treasurer    Since 2004    Vice President of RTAM, LLC since               N/A               N/A
Age 39                   and                      September 2004.  Mr. Pace was a
                       Assistant                  Director of a Client Service Group at
                       Secretary                  GlobeOp Financial Services, Inc. from
                                                  May 2002 to August 2004 and Controller/
                                                  Director of Mutual Fund Administration
                                                  for Smith Barney Funds Management LLC
                                                  and Salomon Brother Asset Management
                                                  Inc. from 1998 to May 2002.  Mr. Pace
                                                  is also Treasurer and Assistant
                                                  Secretary of eleven other funds in the
                                                  Reich & Tang Fund Complex.
-------------------------------------------------------------------------------------------------------------------------------

(1) The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------




Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







FL7/05A

FLORIDA
DAILY
MUNICIPAL
INCOME
FUND











                                  Annual Report
                                 August 31, 2005


ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES



                                FYE 8/31/2005                      FYE 8/31/2004

4(a)     Audit Fees             $22,300                             $21,650
4(b)     Audit Related Fees     $     0                             $     0
4(c)     Tax Fees               $ 3,465                             $ 3,000
4(d)     All Other Fees         $     0                             $     0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2005. $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:  CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:  EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund


 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary


Date: November 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: November 2, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: November 2, 2005

* Print the name and title of each signing officer under his or her signature.